Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	PRE 14A
Entity Registrant Name	TONIX PHARMACEUTICALS HOLDING CORP.
Entity Central Index Key	0001430306
Amendment Flag	false